RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																			3 Months Ended		9 Months Ended			12 Months Ended
	Jan. 26, 2022	Apr. 16, 2021	Dec. 01, 2020	Nov. 17, 2020	Nov. 04, 2020	Oct. 19, 2020	Sep. 10, 2020	Aug. 12, 2020	Jul. 16, 2020	Jun. 03, 2020	Apr. 08, 2020	Mar. 09, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Mar. 01, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 01, 2018	Jul. 05, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Mar. 31, 2018	Jan. 08, 2018	Dec. 02, 2017	Jan. 23, 2017	Jun. 06, 2016	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 08, 2021
Related Party Transaction [Line Items]
Loans payable amount																																			$ 1,617,000	$ 1,657,000				$ 1,617,000	$ 1,657,000
Paid-in-kind interest																																					$ 60,472	$ 60,472	$ 61,968	80,849	82,851
Interest and Dividends Payable, Current																																			54,755	53,671	41,984	$ 40,962		54,755	53,671
Interest payable																																			190,663		232,647		$ 40,138	190,663
Accounts payable related party																																			356,191	347,156	371,119			356,191	347,156
Accrued expenses related party																																			3,082,363	2,995,452	5,661,868			3,082,363	2,995,452
Accrued interest related party																																			2,276,454	1,901,952	232,647			2,276,454	1,901,952
Accrued interest related party																																			5,715,008		6,265,634			5,715,008		$ 180,244
Accrued Royalties, Current																																			$ 65,292	65,292				65,292	65,292
Payments for Deposits																																								$ 98,480
Ownership interest percentage																																			15.00%					15.00%
Deposits Assets																																					98,480
Debt instrument, interest rate, stated percentage																																		3.00%
Repayment of debt	$ 40,000
Accrued interest payable																																			$ 54,755					$ 54,755
Interest payable																																			107,882					107,882
Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Payments for rent		$ 42,000																																			2,508			2,508
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable amount	$ 40,000																																		1,617,000	1,657,000	1,617,000			1,617,000	1,657,000
Accounts payable related party																																			356,191	347,156				356,191	347,156
Accrued interest related party																																			5,714,008	5,244,560	115,244			5,714,008	5,244,560
Accrued Royalties, Current																																			65,292		65,292			65,292
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Accounts payable related party																																			356,191		371,119			356,191
Accrued interest related party																																			2,276,454		2,575,070			2,276,454
Chief Executive Officer [Member] | Royalty Agreement Terms [Member]
Related Party Transaction [Line Items]
Accrued Royalties, Current																																			65,292		65,292			65,292
Senior Staff [Member]
Related Party Transaction [Line Items]
Accrued expenses related party																																			3,082,363		$ 3,319,445			3,082,363
Chief Executive Officer [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loans payable amount			$ 1,657,000
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate			3.00%
Stockholder [Member]
Related Party Transaction [Line Items]
Loan received			$ 70,000	$ 35,000	$ 30,000	$ 30,000	$ 100,000	$ 100,000	$ 100,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 20,000	$ 15,000	$ 100,000	$ 30,000		$ 50,000
Debt instrument, interest rate, stated percentage																																		3.00%
President [Member] | Operating Lease Agreements [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract																																	8 years
Payments for rent																																	$ 960		$ 0	$ 3,683				$ 0	$ 3,683